Cash Flow Information	12 Months Ended
Dec. 31, 2011
Cash Flow Information [Abstract]
Cash Flow Information
22.	CASH FLOW INFORMATION

(a)	Reconciliation of net loss to net cash flow used in operating activities

	Year Ended December 31,
	2011	2010
Net loss	$(614,701)	$(278,431)
Loss (income) from discontinued operations	9,105	(6,585)
Items not involving use of cash
Stock-based compensation	67,248	37,203
Accretion expense	754	11,908
General and administrative expenses	—	6,525
Depreciation	30,583	15,402
Accrued interest income	(9,124)	(10,600)
Interest expense	—	9,664
Unrealized losses (gains) on long-term investments	2,804	(360)
Unrealized gains on other long-term investments	(3,573)	(4,508)
Realized gain on redemption of other long-term investments	(123)	(151)
Change in fair value of derivative	432,536	(135,680)
Change in fair value of embedded derivatives	(106,489)	(100,637)
Loss on conversion of convertible debenture	—	154,316
Unrealized foreign exchange losses (gains)	13,589	(9,498)
Share of (income) loss of significantly influenced investees	(17,208)	42,718
Write-down of current assets	23,224	14,729
Write-down of carrying values of property, plant and equipment	16,605	2,338
Gain on sale of long-term investments	(10,628)	—
Gain on settlement of note receivable	(102,995)	—
Write-down of carrying value of long-term investments	9,550	485
Deferred income taxes	(9,268)	(15,124)
Bonus shares	3,802	27,752
Net change in non-cash operating working capital items:
Increase in:
Accounts receivable	(47,210)	(20,999)
Inventories	(89,193)	(32,425)
Prepaid expenses	(33,016)	(6,982)
Increase in:
Accounts payable and accrued liabilities	55,688	4,664
Interest payable on long-term debt	6,319	—

Cash used in operating activities	$(371,721)	$(294,276)

(b)	Supplementary information regarding other non-cash transactions

The non-cash investing and financing activities relating to continuing operations not already disclosed in the consolidated statements of cash flows were as follows:

	Year Ended December 31,
	2011	2010
Investing activities:
Acquisition of property, plant and equipment (i)	$—	$(195,357)

Financing activities:
Rights offering (Note 19 (c))	1,193,064	—
Interest settlement on convertible debenture (Note 15 (a))	4,011	—
Conversion of convertible credit facility (Note 15 (b))	—	(400,832)
Partial conversion of convertible debenture (Note 15 (a))	—	(349,079)

	$1,197,075	$(945,268)

(i)

In March 2010, the Company and Rio Tinto completed an agreement whereby the Company issued 15.0 million common shares to Rio Tinto for net proceeds of $241.1 million (Cdn$244.7 million) (Note 19 (b)). The Company used $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project.

(c)	Other supplementary information

	Year Ended December 31,
	2011	2010
Interest paid	$9,147	$23,163

Income taxes paid	$7,991	$400